Condensed Financial Information of the Company - Statements of comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Costs of revenues
Costs of revenues	¥ (91,723,577)	$ (12,918,996)	¥ (31,462,298)	¥ (31,718,093)
Sales and marketing expenses	(82,188,870)	(11,576,060)	(54,343,719)	(44,801,720)
General and administrative expenses	(4,075,622)	(574,039)	(3,964,935)	(1,540,774)
Total operating expenses	(97,216,866)	(13,692,709)	(68,693,370)	(55,335,084)
Operating profit	58,698,762	8,267,548	30,401,921	6,896,762
Interest income	10,238,080	1,442,003	3,997,100	3,061,662
Interest expenses	(43,987)	(6,195)	(51,655)	(1,231,002)
Other income/(loss), net	2,952,579	415,862	2,221,358	656,255
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	(4,707)	(663)	(155,285)	246,828
Profit before income tax	71,876,448	10,123,586	36,263,729	9,702,255
Income tax expenses	11,849,904	1,669,024	4,725,667	1,933,585
Net income	60,026,544	8,454,562	31,538,062	7,768,670
Other comprehensive (loss)/income
Foreign currency translation difference, net of tax of nil	1,332,984	187,746	5,860,304	(1,472,172)
Unrealized (losses)/gains on available-for-sale debt securities, net of tax	68,538	9,653	(18,166)
Total other comprehensive (loss)/income	1,401,522	197,399	5,842,138	(1,472,172)
Comprehensive loss	61,428,066	8,651,961	37,380,200	6,296,498
Foreign currency translation difference, tax	0		0	0
Parent Company | Reportable legal entity
Costs of revenues
Costs of revenues	(111,208)	(15,663)	(605,611)	(580,506)
Sales and marketing expenses				(27,839)
General and administrative expenses	(45,183)	(6,364)	(54,605)	(40,826)
Total operating expenses	(45,183)	(6,364)	(54,605)	(68,665)
Operating profit	(156,391)	(22,027)	(660,216)	(649,171)
Interest income	6,269	883	11,693	32,452
Interest expenses	(43,987)	(6,195)	(51,655)	(1,221,846)
Other income/(loss), net	107,664	15,164	(14)	27,497
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	60,112,989	8,466,737	32,238,254	9,579,738
Profit before income tax	60,026,544	8,454,562	31,538,062	7,768,670
Income tax expenses	0	0	0	0
Net income	60,026,544	8,454,562	31,538,062	7,768,670
Other comprehensive (loss)/income
Foreign currency translation difference, net of tax of nil	1,332,984	187,746	5,860,304	(1,472,172)
Unrealized (losses)/gains on available-for-sale debt securities, net of tax	68,538	9,653	(18,166)
Total other comprehensive (loss)/income	1,401,522	197,399	5,842,138	(1,472,172)
Comprehensive loss	61,428,066	$ 8,651,961	37,380,200	6,296,498
Foreign currency translation difference, tax	¥ 0		¥ 0	¥ 0